SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2016
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2015	2016	2016
			US$’000
Assets
Current assets:
Cash and cash equivalents	121,025	374,036	53,872
Short-term investments	324,780	—	—
Other current assets	2,573	173	25

Total current assets	448,378	374,209	53,897
Investment in subsidiaries	3,833,404	5,512,131	793,912
Long-term investments	—	45,640	6,574

Total assets	4,281,782	5,931,980	854,383

Liabilities and equity
Current liabilities:
Short-term bank borrowing	324,680	298,291	42,963
Salary and welfare payable	25	—	—
Dividends payable	276,261	—	—
Amount due to related parties	222,402	222,402	32,033
Accrued expenses and other current liabilities	28,305	11,687	1,683

Total current liabilities	851,673	532,380	76,679

Total liabilities	851,673	532,380	76,679

Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 253,978,323 and 281,379,130 shares issued as of December 31, 2015 and 2016, and 250,881,559 and 278,282,366 shares outstanding as of December 31, 2015 and 2016, respectively)	186	204	29
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2015 and 2016, respectively)	(107,331)	(107,331)	(15,459)
Additional paid-in capital	2,470,099	3,699,056	532,776
Retained earnings	1,007,559	1,812,174	261,007
Accumulated other comprehensive income (loss)	59,596	(4,503)	(649)

Total equity	3,430,109	5,399,600	777,704

Total liabilities and equity	4,281,782	5,931,980	854,383

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2014	2015	2016	2016
				US$’000
Operating costs and expenses:
Selling and marketing expenses	157	157	—	—
General and administrative expenses	35,434	59,236	60,075	8,653

Total operating costs and expenses	35,591	59,393	60,075	8,653

Loss from operations	(35,591)	(59,393)	(60,075)	(8,653)
Interest income	75	30	273	39
Interest expense	—	3,198	10,453	1,505
Foreign exchange gain	—	7,477	14,750	2,124
Other income, net	2,419	2,488	69,919	10,070
Income in investment in subsidiaries	340,445	489,196	790,201	113,813

Net income attributable to China Lodging Group, Limited	307,348	436,600	804,615	115,888

Other comprehensive income
Unrealized securities holding gains, net of tax of 9,485, 7,151 and (1,810) for 2014, 2015 and 2016	28,458	68,069	16,449	2,369
Reclassification adjustment of unrealized securities holding gains, net of tax, for gain included in net income	—	—	(67,921)	(9,783)
Foreign currency translation adjustments, net of tax of nil for 2014, 2015 and 2016	(1,082)	3,535	(12,627)	(1,819)

Comprehensive income	334,724	508,204	740,516	106,655

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2014	2015	2016	2016
				US$’000
Operating activities:
Net income	307,348	436,600	804,615	115,888
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	31,937	52,535	55,436	7,984
Income in investment in subsidiaries	(340,445)	(489,196)	(790,201)	(113,813)
Investment income	—	—	(51,123)	(7,363)
Changes in operating assets and liabilities:
Deferred revenue	(1,450)	(364)	—	—
Other current assets	1,477	2,312	776	112
Salary and welfare payable	111	(86)	(25)	(4)
Accrued expenses and other current liabilities	4,943	15,463	(16,618)	(2,393)

Net cash provided by operating activities	3,921	17,264	2,860	411

Investing activities:
Investment in subsidiaries	—	(168,709)	—	—
Receipt of investment in subsidiaries	8,876	—	236,238	34,025
Purchase of long-term investments	—	—	(47,859)	(6,893)
Proceeds from sale of long-term investments	—	—	3,845	554
Purchase of short-term investments	—	(271,630)	—	—
Proceeds from sale of short-term investment	—	—	337,189	48,565

Net cash provided by (used in) investing activities	8,876	(440,339)	529,413	76,251

Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	20,985	22,619	12,206	1,759
Payment of share repurchase	—	(107,331)	—	—
Proceeds of advances from subsidiaries	—	222,403	—	—
Proceeds from short-term debt	—	489,376	281,719	40,576
Repayment of short-term debt	—	(183,516)	(332,555)	(47,898)
Dividend paid	—	—	(276,261)	(39,790)

Net cash provided by (used in) financing activities	20,985	443,551	(314,891)	(45,353)

Effect of exchange rate changes on cash and cash equivalents	(215)	5,800	35,629	5,132

Net increase(decrease) in cash and cash equivalents	33,567	26,276	253,011	36,441
Cash and cash equivalents at the beginning of the year	61,182	94,749	121,025	17,431

Cash and cash equivalents at the end of the year	94,749	121,025	374,036	53,872

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2016, there are no material contingencies, mandatory dividend, significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.